UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
 (Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
 (Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
 (Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2017 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 93.8%

	Basic Materials - 6.2%
31,210	Innospec, Inc.	$2,045,816
30,747	LyondellBasell Industries NV - Class A	2,594,739
		4,640,555
	Communications - 11.6%
13,095	Alliance Data Systems Corp.	3,361,356
72,390	ARRIS International plc *	2,028,368
3,955	Liberty Broadband Corp. - Class A *	339,299
10,510	Liberty Broadband Corp. - Class C *	911,742
16,200	Liberty SiriusXM Group - Class A *	680,076
32,590	Liberty SiriusXM Group - Class C *	1,359,003
		8,679,844
	Consumer Cyclical - 15.7%
8,600	Advance Auto Parts, Inc.	1,002,674
2,800	AutoZone, Inc. *	1,597,288
26,960	Dollar Tree, Inc. *	1,885,043
98,550	Extended Stay America, Inc.	1,907,928
98,460	ILG, Inc.	2,706,665
28,040	Motorcar Parts of America, Inc. *	791,850
17,775	Visteon Corp. *	1,814,117
		11,705,565
	Consumer Non Cyclical - 6.2%
8,260	Allergan plc	2,007,924
15,080	Express Scripts Holding Co. *	962,707
13,110	Zimmer Biomet Holdings, Inc.	1,683,324
		4,653,955
	Energy - 0.7%
10,489	Marathon Petroleum Corp.	548,889

	Financial - 18.3%
38,725	American International Group, Inc.	2,421,087
15,775	Aon plc	2,097,286
32,980	CIT Group, Inc.	1,606,126
41,315	Colliers International Group, Inc.	2,332,232
1,916	Markel Corp. *	1,869,748
46,300	Synchrony Financial	1,380,666
52,825	Voya Financial, Inc.	1,948,714
		13,655,859

Number
of Shares
	Industrial - 22.0%
15,678	Canadian Pacific Railway Ltd.	2,521,179
20,195	Deluxe Corp.	1,397,898
32,455	EMCOR Group, Inc.	2,121,908
92,725	Gentex Corp.	1,758,993
39,690	KLX, Inc. *	1,984,500
55,900	MasTec, Inc. *	2,523,885
18,310	Orbital ATK, Inc.	1,800,972
18,293	WABCO Holdings, Inc. *	2,332,540
		16,441,875
	Technology - 11.0%
48,500	Cognizant Technology Solutions Corp. - Class A	3,220,400
88,160	Conduent, Inc. *	1,405,270
38,059	NCR Corp. *	1,554,330
67,115	Xperi Corp.	2,000,027
		8,180,027
	Utilities - 2.1%
91,490	Vistra Energy Corp.	1,536,117

	TOTAL COMMON STOCKS (Cost $39,148,629)	70,042,686

	SHORT-TERM INVESTMENT - 6.3%
	Fidelity Institutional Government Portfolio - Class I, 0.81% **
4,696,583	(Cost $4,696,583)	4,696,583

	Total Investments (Cost $43,845,212) - 100.1%	74,739,269

	Other Assets and Liabilities, Net (0.1)%	(76,644)

	TOTAL NET ASSETS - 100.0%	$74,662,625

*	Non-income producing security.
**	Rate in effect as of June 30, 2017.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,042,686	$-	$-	$70,042,686
Short-Term Investment	4,696,583	-	-	4,696,583
Total Investments	$74,739,269	$-	$-	$74,739,269

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$43,845,212

Gross unrealized appreciation	31,809,433
Gross unrealized depreciation	(915,376)
Net unrealized appreciation	$30,894,057

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                            Mark Foster, President

Date  August 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                              Mark Foster, President

Date  August 10, 2017

By (Signature and Title)* /s/ Mickey Kim
                                              Mickey Kim, Treasurer

Date  August 10, 2017